Intangible Assets (Schedule of Intangible Assets) (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 701,341	$ 701,341
Accumulated Amortization	(521,255)	(429,078)
Net Amount	180,086	272,263	146,315
Patents and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	154,214	154,214
Accumulated Amortization	(55,712)	(54,251)
Net Amount	98,502	99,963
Weighted Average Amortization Period (years)	4 years 10 months 24 days	5 years 10 months 24 days
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	547,127	547,127
Accumulated Amortization	(465,543)	(374,827)
Net Amount	$ 81,584	$ 172,300
Weighted Average Amortization Period (years)	1 year 7 months 6 days	2 years 7 months 6 days